Commitments (Tables)	12 Months Ended
Sep. 30, 2023
Commitments [Abstract]
Schedule of Minimum Commitments Remaining under these Agreements

As at September 30, 2023, minimum commitments remaining under these agreements over the following years are as follows:

	Total $	2024 $	2025 $	2026 $
License	127,412	122,422	4,990	—
Telecommunications	114,259	100,949	13,310	—
	241,671	223,371	18,300	—